Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	333-183376
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Monte Carlo #7
Entity Address, Address Line Two	Paradise Island
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Title of 12(b) Security	Common shares
Entity Common Stock, Shares Outstanding	46,687,517
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Harbourside CPA
Auditor Location	Vancouver, Canada
Auditor Firm ID	649800001
Business Contact [Member]
Contact Personnel Name	James Longshore
Entity Address, Address Line One	Shirley Street Plaza
Entity Address, Address Line Two	Suite 2150
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	59217
City Area Code	416
Local Phone Number	628-2881